TL1 P1 06/24

 TEMPLETON INCOME TRUST

SUPPLEMENT DATED JUNE 3, 2024

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MAY 1, 2024 OF

TEMPLETON GLOBAL TOTAL RETURN FUND (THE “Fund”)

Effective June 1, 2024, the Fund’s Prospectus and SAI are amended as follows:

I. The following replaces the “Annual Fund Operating Expenses” table in the “Fund Summaries - Fees and Expenses of the Fund” section of the Fund’s prospectus:

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None	None
Other expenses	0.24%	0.25%	0.24%	0.12%	0.25%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[2]	1.15%	1.56%	1.40%	0.78%	0.91%
Fee waiver and/or expense reimbursement[3]	-0.02%	-0.02%	-0.02%	-0.05%	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.13%	1.54%	1.38%	0.73%	0.89%

1. Management fees have been restated to reflect the reduced management fee effective June 1, 2024. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3 The investment manager has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until April 30, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

II. The following replaces the table in the “Example” sub-section in the “Fund Summaries - Fees and Expenses of the Fund” section of the Fund’s prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A	$486	$725	$982	$1,719
Class C	$257	$491	$849	$1,746
Class R	$140	$441	$764	$1,678
Class R6	$75	$245	$429	$962
Advisor Class	$91	$289	$503	$1,118
If you do not sell your shares:
Class C	$157	$491	$849	$1,746

III. The following is added to the “Fund Details – Management” section of the Fund’s Prospectus:

Effective June 1, 2024, the Fund pays Advisers a fee equal to an annual rate based on the Fund’s average daily net assets, as listed below:

• 0.670% of the value of its average daily net assets up to and including $200 million;

• 0.620% of the value of its average daily net assets over $200 million up to and including $1.3 billion;

• 0.600% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion;

• 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion;

• 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and

• 0.565% of the value of its average daily net assets over $10 billion.

Prior to June 1, 2024 Global Total Return Fund paid the investment manager a fee equal to an annual rate of:

• 0.700% of the value of its average daily net assets up to and including $200 million;

• 0.650% of the value of its average daily net assets over $200 million up to and including $1.3 billion;

• 0.600% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion;

• 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion;

• 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and

• 0.565% of the value of its average daily net assets over $10 billion.

IV. The following replaces the disclosure related to the Fund in the section “Management and Other Services- Management fees” in the Fund’s SAI.

Effective June 1, 2024 Global Total Return Fund pays the investment manager a fee equal to an annual rate of:

• 0.670% of the value of its average daily net assets up to and including $200 million;

• 0.620% of the value of its average daily net assets over $200 million up to and including $1.3 billion;

• 0.600% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion;

• 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion;

• 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and

• 0.565% of the value of its average daily net assets over $10 billion.

Prior to June 1, 2024 Global Total Return Fund paid the investment manager a fee equal to an annual rate of:

• 0.700% of the value of its average daily net assets up to and including $200 million;

• 0.650% of the value of its average daily net assets over $200 million up to and including $1.3 billion;

• 0.600% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion;

• 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion;

• 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and

• 0.565% of the value of its average daily net assets over $10 billion.

Please retain this supplement for future reference.

SUMMARY PROSPECTUS

TEMPLETON GLOBAL TOTAL RETURN FUND

Templeton Income Trust
May 1, 2024 as amended, June 3, 2024

Class A	Class C	Class R	Class R6	Advisor Class
TGTRX	TTRCX	FRRGX	FTTRX	TTRZX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2024, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

TEMPLETON GLOBAL TOTAL RETURN FUND
SUMMARY PROSPECTUS

Investment Goal

Total investment return consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 169 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 87 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	1.00%	None	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None	None
Other expenses	0.24%	0.25%	0.24%	0.12%	0.25%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[2]	1.15%	1.56%	1.40%	0.78%	0.91%
Fee waiver and/or expense reimbursement[3]	-0.02%	-0.02%	-0.02%	-0.05%	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.13%	1.54%	1.38%	0.73%	0.89%

1. Management fees have been restated to reflect the reduced management fee effective June 1, 2024. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3 The investment manager has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until April 30, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$486	$725	$982	$1,719
Class C	$257	$491	$849	$1,746
Class R	$140	$441	$764	$1,678
Class R6	$75	$245	$429	$962
Advisor Class	$91	$289	$503	$1,118
If you do not sell your shares:
Class C	$157	$491	$849	$1,746

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76.60% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or in another currency. Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in inflation indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may buy bonds rated in any category, including securities in default. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures and swap agreements (which may include interest rate,

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total return and credit default swaps). These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected, interest rates, countries, durations or credit risks.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

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Currency Management Strategies: Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities: Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional: To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated.

Developing Market Countries: The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

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Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

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High-Yield Debt Securities: Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt instruments generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt instruments generally fluctuate more than those of higher credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Non-Diversification: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Cash Position: To the extent that the Fund holds a large position in cash/cash equivalents (including money market funds) the Fund may lose opportunities to participate in market appreciation and may have lower returns than if the Fund made other investments. In such circumstances, the Fund may not achieve its investment goal.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification

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obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

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Class A Annual Total Returns

Best Quarter:	2022, Q4	11.14%
Worst Quarter:	2022, Q2	-12.54%

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2023

	1 Year	5 Years	10 Years
Templeton Global Total Return Fund - Class A
Return before taxes	1.90%	-4.17%	-1.33%
Return after taxes on distributions	2.08%	-4.63%	-2.28%
Return after taxes on distributions and sale of Fund shares	1.31%	-3.16%	-1.28%
Templeton Global Total Return Fund - Class C	4.60%	-3.81%	-1.34%
Templeton Global Total Return Fund - Class R	5.61%	-3.68%	-1.19%
Templeton Global Total Return Fund - Class R6	6.31%	-3.08%	-0.59%
Templeton Global Total Return Fund - Advisor Class	6.13%	-3.18%	-0.69%
Bloomberg Multiverse Index (index reflects no deduction for fees, expenses or taxes)	6.05%	-0.13%	0.53%

The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A shares in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

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Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

Michael Hasenstab, Ph.D.

Executive Vice President of Advisers and portfolio manager of the Fund since inception (2008).

Calvin Ho, Ph.D.

Senior Vice President of Advisers and portfolio manager of the Fund since 2018.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at www.franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030) or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the

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intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Templeton Global Total Return Fund

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